Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of net deferred tax assets

The Company’s net deferred tax assets at December 31, 2023 and 2022 is as follows:

	December 31,
	2023	2022
Deferred tax assets:
Capitalized start-up costs	$877,440	$579,901
Net operating loss carryforward	39,845	—
Total deferred tax assets	917,285	579,901
Valuation allowance	(861,760)	(211,887)
Net deferred tax assets	55,525	368,014
Deferred tax liabilities:
Accrued dividends on marketable securities held in Trust Account	(55,525)	(368,014)
Total deferred tax liabilities	(55,525)	(368,014)
Net deferred tax assets (liabilities)	$—	$—

Schedule of income tax provision

The income tax provision for the years ended December 31, 2023 and 2022 consists of the following:

	December 31,
	2023	2022
Current expense (benefit)
Federal	$1,319,280	$362,282
State	—	—
Deferred expense (benefit)
Federal	(457,790)	17,037
State	(192,083)	(13,143)
Change in Valuation Allowance	649,873	(3,894)
Income tax provision	$1,319,280	$362,282

Schedule of reconciliation of the federal income tax rate to the effective tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2023 and 2022 is as follows:

	December 31,
	2023	2022
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	(4.74)%	(0.07)%
Change in fair value of warrant liabilities	0.28%	(18.95)%
Change in valuation allowance	16.05%	(0.02)%
Income tax provision	32.59%	1.96